SUPPLEMENT DATED AUGUST 30, 2010

TO PROSPECTUS DATED APRIL 30, 2010
FOR SUN LIFE LARGE CASE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

I.      On Page 1, the following change is made to the International/Global Small/Mid Cap Equity section:

      First Eagle Overseas Variable Fund4

II.      On Page 2, Footnote 3 is deleted.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Sun Life Large Case                                                                                                                                          2010